Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain (loss) on hedging instrument [member] TWD ($)	Gain (loss) on hedging instrument [member] USD ($)	Unearned employee benefit [member] TWD ($)	Unearned employee benefit [member] USD ($)	Equity directly associated with disposal groups held for sale [member] TWD ($)	Other reserves [member] TWD ($)	Other reserves [member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity attributable to owners of the company [member] TWD ($)	Equity attributable to owners of the company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2022	$ 313,276,385		$ 43,679,841		$ 142,607,490		$ 12,582,960		$ 10,367,052		$ 91,556,474		$ 114,506,486		$ (5,529,388)		$ 1,275,505		$ 520,281		$ (432,847)			$ (4,166,449)		$ (1,959,107)		$ 294,668,261		$ 18,608,124
Beginning balance, shares at Dec. 31, 2022 | shares			4,367,984	4,367,984
Appropriation of earnings
Legal reserve							6,001,564				(6,001,564)
Special reserve									(6,845,501)		6,845,501
Cash dividends distributed by the Company	(38,482,083)										(38,482,083)		(38,482,083)															(38,482,083)
Total appropriation of earnings	(38,482,083)						6,001,564		(6,845,501)		(37,638,146)		(38,482,083)															(38,482,083)
Reversal of special reserve appropriated at the first-time adoption of IFRS Accounting Standards									(561,978)		561,978
Change from investments in associates accounted for using the equity method	3,255				3,255																							3,255
Other changes in the capital surplus	87				87																							87
Net profit for the year	37,307,860										35,457,908		35,457,908															35,457,908		1,849,952
Other comprehensive income (loss) for the year, net of income tax	449,350										(32,134)		(32,134)		(1,505,241)		2,347,561		(242,840)				$ (4,676)	594,804				562,670		(113,320)
Total comprehensive income (loss)	37,757,210										35,425,774		35,425,774		(1,505,241)		2,347,561		(242,840)				(4,676)	594,804				36,020,578		1,736,632
Cash dividends received by subsidiaries from the Company	641,387				641,387																							641,387
Disposal of subsidiary	(295,895)																													(295,895)
Differences between consideration and carrying amount arising from acquisition of subsidiaries	427,913																													427,913
Share-based payment from the Company	1,537,850		$ 174,657		929,634						712		712								432,847			432,847				1,537,850
Share-based payment from the Company, shares | shares			17,466	17,466
Cash dividends distributed by subsidiaries	(912,261)																													(912,261)
Share-based payment from subsidiaries	384,513				90,773																							90,773		293,740
Issue of convertible bonds by subsidiaries (Note 21)	412,294																													412,294
Disposal of investments in equity instruments at fair value through other comprehensive income											73,418		73,418				(73,418)							(73,418)
Non-controlling interests arising from capital increase of subsidiaries																														427,913
Ending balance at Dec. 31, 2023	314,750,655		$ 43,854,498		144,272,626		18,584,524		2,959,573		89,980,210		111,524,307		(7,034,629)		3,549,648		277,441				(4,676)	(3,212,216)		(1,959,107)		294,480,108		20,270,547
Ending balance, shares at Dec. 31, 2023 | shares			4,385,450	4,385,450
Appropriation of earnings
Legal reserve							3,232,866				(3,232,866)
Special reserve									(167,613)		167,613
Cash dividends distributed by the Company	(22,838,947)										(22,838,947)		(22,838,947)															(22,838,947)
Total appropriation of earnings	(22,838,947)						3,232,866		(167,613)		(25,904,200)		(22,838,947)															(22,838,947)
Change from investments in associates accounted for using the equity method	4,445				4,445																							4,445
Other changes in the capital surplus	68				68																							68
Net profit for the year	33,816,910										32,378,936		32,378,936															32,378,936		1,437,974
Other comprehensive income (loss) for the year, net of income tax	13,638,305										173,524		173,524		12,085,635		122,083		438,262				4,676	12,650,656				12,824,180		814,125
Total comprehensive income (loss)	47,455,215										32,552,460		32,552,460		12,085,635		122,083		438,262				$ 4,676	12,650,656				45,203,116		2,252,099
Cash dividends received by subsidiaries from the Company	379,462				379,462																							379,462
Share-based payment from the Company	2,971,598		$ 298,007		4,228,820						76,028		76,028								(1,631,257)			(1,631,257)				2,971,598
Share-based payment from the Company, shares | shares			29,801	29,801
Cash dividends distributed by subsidiaries	(593,390)																													(593,390)
Share-based payment from subsidiaries	320,130				81,947																							81,947		238,183
Issue of convertible bonds by subsidiaries (Note 21)	100,885																													100,885
Disposal of investments in equity instruments at fair value through other comprehensive income											(58,828)		(58,828)				58,828							58,828
Changes in percentage of ownership interest in subsidiaries	(456,695)				(250,106)						(5,439)		(5,439)															(255,545)		(201,150)
Non-controlling interests arising from capital increase of subsidiaries	177,487																													177,487
Ending balance at Dec. 31, 2024	342,270,913		$ 44,152,505		148,717,262		21,817,390		2,791,960		96,640,231		121,249,581		5,051,006	$ 161,014	3,730,559		715,703		(1,631,257)			7,866,011		(1,959,107)		320,026,252		22,244,661	$ 709,106
Ending balance, shares at Dec. 31, 2024 | shares			4,415,251	4,415,251
Appropriation of earnings
Legal reserve							3,259,174				(3,259,174)
Cash dividends distributed by the Company	(23,420,372)										(23,420,372)		(23,420,372)															(23,420,372)
Total appropriation of earnings	(23,420,372)						3,259,174				(26,679,546)		(23,420,372)															(23,420,372)
Change from investments in associates accounted for using the equity method	16,093				16,093																							16,093
Other changes in the capital surplus	76				76																							76
Net profit for the year	41,196,440	$ 1,313,243									40,015,755		40,015,755															40,015,755		1,180,685
Other comprehensive income (loss) for the year, net of income tax	(3,617,203)	(115,307)									(997,790)		(997,790)		(5,189,939)		3,725,567	$ 118,762	(865,379)					(2,329,751)				(3,327,541)		(289,662)
Total comprehensive income (loss)	37,579,237	1,197,936									39,017,965		39,017,965		(5,189,939)		3,725,567		(865,379)					(2,329,751)				36,688,214		891,023
Cash dividends received by subsidiaries from the Company	386,307				386,307																							386,307
Differences between consideration and carrying amount arising from acquisition of subsidiaries	(57,475)				(68,093)																							(68,093)		10,618
Share-based payment from the Company	5,083,413		$ 327,263		3,780,009																976,141			976,141				5,083,413
Share-based payment from the Company, shares | shares			32,726	32,726
Cash dividends distributed by subsidiaries	(514,157)																													(514,157)
Share-based payment from subsidiaries	878,830				300,782																							300,782		578,048
Issue of convertible bonds by subsidiaries (Note 21)	272,167																													272,167
Disposal of investments in equity instruments at fair value through other comprehensive income											(15,484)		(15,484)				15,484							15,484
Changes in percentage of ownership interest in subsidiaries	6,134,068				3,169,280																							3,169,280		2,964,788
Non-controlling interests arising from capital increase of subsidiaries																														0	0
Ending balance at Dec. 31, 2025	$ 368,629,100	$ 11,751,006	$ 44,479,768	$ 1,417,908	$ 156,301,716	$ 4,982,522	$ 25,076,564	$ 799,380	$ 2,791,960	$ 89,001	$ 108,963,166	$ 3,473,483	$ 136,831,690	$ 4,361,864	$ (138,933)	$ (4,429)	$ 7,471,610	$ 238,177	$ (149,676)	$ (4,771)	$ (655,116)	$ (20,884)		$ 6,527,885	$ 208,093	$ (1,959,107)	$ (62,452)	$ 342,181,952	$ 10,907,935	$ 26,447,148	$ 843,071
Ending balance, shares at Dec. 31, 2025 | shares			4,447,977	4,447,977